As filed with the U.S. Securities and Exchange Commission on April 8, 2024

Securities Act File No. 333-249926

Investment Company Act File No. 811-23617

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.
Post-Effective Amendment No. 20
AND
THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 23

TCW ETF Trust

(Exact Name of Registrant as Specified in its Charter)

c/o Brown Brothers Harriman & Co.

50 Post Office Square

Boston, MA 02110-1548

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: (617) 772-1818

Megan McClellan

TCW Investment Management Company LLC

515 South Flower Street

Los Angeles, CA 90071

(Name and address of agent for service)

Copy to:

Peter Davidson

TCW Investment Management Company LLC

515 South Flower Street

Los Angeles, CA 90071

Brian McCabe

Ropes & Gray LLP

800 Boylston Street

Boston MA 02199

Telephone Number: (617) 951-7000

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

It is proposed that this filing become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)

☒	on May 3, 2024 pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	on [date] pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on [date] pursuant to paragraph (a)(2) of rule 485.

If appropriate check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

Parts A and B to TCW ETF Trust’s (the “Registrant”) Post-Effective Amendment No. 16 to the Registration Statement under the Securities Act of 1933, as amended (the “Securities Act”), and Amendment No. 19 to the Registrant’s Registration Statement under the Investment Company Act of 1940, as amended (the “1940 Act”), filed with the Securities and Exchange Commission on December 26, 2023 (the “Post-Effective Amendment”) are incorporated herein by reference.

The Registrant is submitting this post-effective amendment pursuant to Rule 485(b)(1)(v) under the Securities Act and is designating May 3, 2024 as the new effective date for the Post-Effective Amendment filed pursuant to Rule 485(a) under the Securities Act on December 26, 2023, which contains the Prospectus and the Statement of Additional Information (“SAI”) describing TCW Artificial Intelligence ETF and TCW Compounders ETF, each a series of the Registrant. The Post-Effective Amendment was scheduled to become effective on April 9, 2024.

This Post-Effective Amendment relates solely to TCW Artificial Intelligence ETF and TCW Compounders ETF. Information contained in the Registrant's Registration Statement relating to any other series of the Registrant is neither amended nor superseded hereby.

PART C: OTHER INFORMATION

Item 28. Exhibits

(a)(1)(A)	Certificate of Trust dated October 26, 2020, as filed with the Office of the Secretary of State of the State of Delaware on October 26, 2020, for Deer Lane ETF Trust (the “Registrant” or “Trust”), is incorporated by reference to the Registrant’s Registration Statement on Form N-1A (Registration Nos. 333-249926 and 811-23617) (the “Registration Statement”) filed November 6, 2020.

(a)(1)(B)	Certificate of Amendment dated December 21, 2020 to the Certificate of Trust of the Registrant, as filed with the Office of the Secretary of State of Delaware on December 21, 2020, is incorporated by reference to the Registrant’s Registration Statement filed April 23, 2021.

(a)(1)(C)	Certificate of Amendment dated October 13, 2023 to the Certificate of Trust of the Registrant, as filed with the Office of the Secretary of State of Delaware on October 12, 2023, is incorporated by reference to the Registrant’s Registration Statement filed on December 29, 2023.

(a)(2)	Second Amended and Restated Agreement and Declaration of Trust of the Registrant dated October 13, 2023 (the “Declaration”) is incorporated by reference to the Registrant’s Registration Statement filed on December 29, 2023.

(b)	Second Amended and Restated By-Laws of the Registrant dated October 13, 2023 (the “By-Laws”) is incorporated by reference to the Registrant’s Registration Statement filed December 29, 2023.

(c)(1)	Portions of the Declaration relating to shareholders’ rights are incorporated by reference to the Registrant’s Registration Statement filed December 29, 2023.

(c)(2)	Portions of the By-Laws relating to shareholders’ rights are incorporated by reference to the Registrant’s Registration Statement filed December 29, 2023.

(d)	Investment Advisory Agreement between the Registrant and TCW Investment Management Company LLC (the “Adviser”) is incorporated by reference to the Registrant’s Registration Statement filed December 29, 2023.

(e)(1)	Distribution Agreement between the Registrant and Foreside Financial Services LLC (“Foreside”) is incorporated by reference to the Registrant’s Registration Statement filed April 23, 2021.

(e)(2)	Distribution Services Agreement between the Adviser and Foreside is incorporated by reference to the Registrant’s Registration Statement filed December 29, 2023.

(f)	Not Applicable.

(g)	Custody Agreement between the Registrant and Brown Brothers Harriman & Co. (“BBH”) is incorporated by reference to the Registrant’s Registration Statement filed April 23, 2021.

(h)(1)	Administrative and Transfer Agency Agreement between the Registrant and BBH is incorporated by reference to the Registrant’s Registration Statement filed April 23, 2021.

(h)(2)	Amendment to Administrative and Transfer Agency Agreement is incorporated by reference to the Registrant’s Registration Statement filed December 29, 2023.

(h)(3)	Form of Authorized Participant Agreement is incorporated by reference to the Registrant’s Registration Statement filed April 23, 2021.

(h)(4)	Principal Financial Officer/Treasurer Agreement between the Registrant and Foreside Fund Officers Service, LLC (“Foreside Fund Officers”) is incorporated by reference to the Registrant’s Registration Statement filed April 23, 2021.

(h)(5)	Chief Compliance Officer and Anti Money Laundering Officer Agreement between the Registrant and Foreside Fund Officer Services is incorporated by reference to the Registrant’s Registration Statement filed April 23, 2021.

(h)(6)	Form of Funds of Funds Investment Agreement is incorporated by reference to the Registrant’s Registration Statement filed December 29, 2023.

(i)(1)	Opinion and Consent of Counsel related to the TCW Transform 500 ETF (formerly, Engine No. 1 Transform 500 ETF) is incorporated by reference to the Registrant’s Registration Statement on Form N-1A (Registration Nos. 333-249926 and 811-23617) filed April 23, 2021.

(i)(2)	Opinion and Consent of Counsel related to the TCW Transform Systems ETF (formerly, TCW Transform Climate ETF) is incorporated by reference to the Registrant’s Registration Statement on Form N-1A (Registration Nos. 333-249926 and 811-23617) filed February 28, 2023.

(i)(3)	Opinion and Consent of Counsel related to the TCW Transform Supply Chain ETF (formerly, Engine No. 1 Transform Supply Chain ETF) is incorporated by reference to the Registrant’s Registration Statement on Form N-1A (Registration Nos. 333-249926 and 811-23617) filed December 23, 2022.

(i)(4)	Opinion and Consent of Counsel related to the TCW Transform Scarcity ETF (formerly, Engine No. 1 Transform Scarcity ETF) is incorporated by reference to the Registrant’s Registration Statement on Form N-1A (Registration Nos. 333-249926 and 811-23617) filed March 22, 2023.

(i)(5)	Opinion and Consent of Counsel related to TCW Artificial Intelligence ETF and TCW Compounders ETF, to be filed by amendment.

(j)(i)	Not Applicable.

(k)	Not Applicable.

(l)	TCW ETF Trust (formerly, Engine No. 1 ETF Trust) Initial Capital Agreement dated April 7, 2021 is incorporated by reference to the Registrant’s Registration Statement filed April 23, 2021.

(m)	Not Applicable.

(n)	Not Applicable.

(o)	Not Applicable.

(p)(1)	Code of Ethics of the Registrant is incorporated by reference to the Registrant’s Registration Statement filed April 23, 2021.

(p)(2)	Code of Ethics of the Adviser is incorporated by reference to the Registrant’s Registration Statement on Form N-1A (Registration Nos. 333-249926 and 811-23617) filed December 29, 2023.

(p)(3)	Code of Ethics of Foreside is incorporated by reference to the Registrant’s Registration Statement filed April 23, 2021.

(q)	Powers of Attorney for Andrew Tarica, Martin Luther King III, Megan McClellan, Michael Swell, Patrick C. Haden, Patrick Moore, Peter McMillan, Robert G. Rooney, and Victoria B. Rogers, dated March 4, 2024, is incorporated by reference to the Registrant’s Registration Statement filed on March 8, 2024.

Item 29. Persons Controlled by or Under Common Control with the Fund

Not applicable.

Item 30. Indemnification

Reference is made to the Second Amended and Restated Declaration of Trust (the “Declaration”) incorporated by reference to the Registrant’s Registration Statement on Form N-1A (Registration Nos. 333-249926 and 811-23617) filed December 29, 2023.

Nothing contained in the Declaration shall indemnify, hold harmless or protect any officer or trustee from or against any liability to the Trust or any shareholder to which such person to the extent such indemnification is prohibited by applicable federal law.

Item 31. Business and Other Connections of the Investment Adviser

In addition to the Registrant, the Adviser serves as investment adviser or sub-adviser to a number of open-end and closed-end management investment companies that are registered under the 1940 Act, foreign investment companies, and private funds. The information required by this Item 31 as to any other business, profession, vocation or employment of a substantial nature engaged in by the Adviser and each officer, director or partner of the Adviser during the last two fiscal years is incorporated by reference to Schedules A and D of Form ADV (SEC File No. 801-29075) filed by the Adviser pursuant to the Investment Advisers Act of 1940, as amended.

Item 32. Principal Underwriters

Item 32(a)	Foreside Financial Services, LLC (the “Distributor”) serves as principal underwriter for the following investment companies registered under the 1940 Act:

1.	13D Activist Fund, Series of Northern Lights Fund Trust
2.	2nd Vote Funds
3.	AAMA Equity Fund, Series of Asset Management Fund
4.	AAMA Income Fund, Series of Asset Management Fund
5.	Advisers Investment Trust
6.	AG Twin Brook Capital Income Fund
7.	Alpha Alternative Assets Fund (f/k/a A3 Alternative Credit Fund)
8.	AltShares Trust
9.	Aristotle Funds Series Trust
10.	Boston Trust Walden Funds (f/k/a The Boston Trust & Walden Funds)
11.	Bow River Capital Evergreen Fund
12.	Constitution Capital Access Fund, LLC
13.	Cook & Bynum Funds Trust
14.	Datum One Series Trust
15.	Diamond Hill Funds
16.	Driehaus Mutual Funds
17.	TCW ETF Trust
18.	FMI Funds, Inc.
19.	Impax Funds Series Trust I (f/k/a Pax World Funds Series Trust I)
20.	Impax Funds Series Trust III (f/k/a Pax World Funds Series Trust III)
21.	Inspire 100 ETF, Series of Northern Lights Fund Trust IV
22.	Inspire Corporate Bond Impact ETF, Series of Northern Lights Fund Trust IV
23.	Inspire Faithward Mid Cap Momentum ETF, Series of Northern Lights Fund Trust IV
24.	Inspire Fidelis Multi Factor ETF, Series of Northern Lights Fund Trust IV
25.	Inspire Global Hope ETF, Series of Northern Lights Fund Trust IV
26.	Inspire International ESG ETF, Series of Northern Lights Fund Trust IV
27.	Inspire Small Mid Cap Impact ETF, Series of Northern Lights Fund Trust IV
28.	Inspire Tactical Balanced ESG ETF, Series of the Northern Lights Fund Trust IV
29.	Nomura Alternative Income Fund
30.	PPM Funds

31.	Praxis Mutual Funds
32.	Primark Private Equity Investments Fund
33.	Rimrock Funds Trust
34.	SA Funds – Investment Trust
35.	Sequoia Fund, Inc.
36.	Simplify Exchange Traded Funds
37.	Siren ETF Trust
38.	Tactical Dividend and Momentum Fund, Series of Two Roads Shared Trust
39.	Zacks Trust

Item 32(b)	The following are the Officers and Manager of the Distributor. The Distributor’s main business address is Three Canal Plaza, Suite 100, Portland, Maine 04101.

Name	Address	Position with Underwriter	Position with Registrant
Teresa Cowan	111 E. Kilbourn Avenue, Suite 2200, Milwaukee, WI 53202	President/Manager	None

Chris Lanza	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President	None

Kate Macchia	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President	None

Jennifer A. Brunner	111 E. Kilbourne Avenue, Suite 2200, Milwaukee, WI 53202	Vice President and Chief Compliance Officer	None

Kelly B. Whetstone	Three Canal Plaza, Suite 100, Portland, ME 04101	Secretary	None

Susan L. LaFond	111 E. Kilbourn Ave, Suite 2200, Milwaukee, WI 53202	Treasurer	None

Weston Sommers	Three Canal Plaza, Suite 100, Portland, ME 04101	Financial and Operations Principal and Chief Financial Officer	None

Item 32(c)	Not applicable.

Item 33. Location of Accounts and Records

The books, accounts and other documents required by Section 31(a) under the Investment Company Act of 1940, as amended, and the rules promulgated thereunder are maintained in the physical possession of TCW ETF Trust, located at 515 South Flower Street, Los Angeles, CA, 90071 and Brown Brothers Harriman & Co., 50 Post Office Square, Boston, MA 02110. The distributor will maintain all records relating to its services as distributor of the Registrant at Three Canal Plaza, Suite 100, Portland, Maine 04101.

Item 34. Management Services

Not applicable.

Item 35. Undertakings

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of San Francisco and State of California on this 8th day of April 2024.

TCW ETF Trust

/s/ Megan McClellan
Name:	Megan McClellan
Title:	President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.

Name	Title	Date

*	Trustee	April 8, 2024
Andrew Tarica

/s/ Josh Hunter	Chief Financial Officer and Treasurer (Principal Financial Officer)	April 8, 2024
Josh Hunter

*	Trustee	April 8, 2024
Martin Luther King III

/s/ Megan McClellan	Trustee, President and Principal Executive Officer	April 8, 2024
Megan McClellan

*	Trustee	April 8, 2024
Michael Swell

*	Trustee	April 8, 2024
Patrick C. Haden

*	Trustee	April 8, 2024
Patrick Moore

*	Trustee	April 8, 2024
Peter McMillan

*	Trustee	April 8, 2024
Robert G. Rooney

*	Trustee	April 8, 2024
Victoria B. Rogers

*By:

/s/ Megan McClellan
Megan McClellan Attorney-in-Fact